Schedule of Investments (unaudited)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.9%
iShares Core U.S. Aggregate Bond ETF(a)	49,616	$4,916,946

Total Investment Companies
(Cost: $4,895,234)		4,916,946

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	100,000	100,000

Total Short-Term Securities — 1.9%
(Cost: $100,000)		100,000

Total Investments in Securities — 96.8%
(Cost: $4,995,234)		5,016,946

Other Assets Less Liabilities — 3.2%		163,707

Net Assets — 100.0%		$5,180,653
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	—	$17	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—		(80,000	)(b)	—	—	100,000	100,000	807	—
iShares Core U.S. Aggregate Bond ETF	4,717,779	—		(145,852)		(4,526)	349,545	4,916,946	49,616	42,226	—
						$(4,526)	$349,545	$5,016,946		$43,050	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
5.39%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	07/07/24	USD	100	$(21)	$6	$(27)
3.01%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/24	USD	250	2,478	—	2,478
4.86%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/25	USD	300	(1,688)	1	(1,689)
2.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/25	USD	310	6,708	1	6,707
2.83%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/04/25	USD	30	676	—	676
3.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/23/25	USD	10	182	—	182
4.04%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/30/25	USD	30	58	1	57
3.69%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/27/26	USD	50	395	1	394
3.66%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/06/26	USD	20	167	—	167
3.58%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/11/26	USD	20	185	—	185
3.73%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/04/26	USD	10	61	—	61
4.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/26	USD	450	(4,977)	3	(4,980)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
4.43%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/26	USD	40	$(434)	$6	$(440)
4.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/14/26	USD	40	(726)	—	(726)
2.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/01/27	USD	15	403	—	403
2.80%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/27	USD	380	11,644	3	11,641
3.08%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/02/27	USD	10	219	1	218
4.20%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/24/27	USD	10	(165)	—	(165)
4.17%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/03/27	USD	10	(157)	—	(157)
3.98%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/28	USD	380	(4,864)	3	(4,867)
3.97%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/28	USD	30	(375)	4	(379)
2.88%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/01/29	USD	15	538	—	538
2.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/29	USD	320	13,007	4	13,003
2.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/22/29	USD	20	971	1	970
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/07/29	USD	10	3	—	3
4.06%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/24/29	USD	12	(281)	—	(281)
3.62%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/30/29	USD	10	(10)	—	(10)
3.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/07/30	USD	15	222	—	222
3.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/04/30	USD	10	156	—	156
3.46%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/07/30	USD	15	112	—	112
3.76%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/30	USD	320	(2,911)	4	(2,915)
3.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/30	USD	30	(267)	12	(279)
3.98%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/07/30	USD	15	(330)	—	(330)
4.02%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/07/30	USD	20	(497)	—	(497)
4.26%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/14/30	USD	40	(1,605)	1	(1,606)
2.89%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/01/32	USD	10	501	1	500
2.81%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/32	USD	210	11,854	3	11,851
2.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/22/32	USD	10	716	—	716
2.80%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/25/32	USD	10	578	—	578
2.93%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/02/32	USD	10	484	1	483
3.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/30/32	USD	10	17	—	17
3.81%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/06/33	USD	10	(181)	—	(181)
3.42%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/07/33	USD	20	272	1	271
3.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/33	USD	210	(219)	3	(222)
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/33	USD	15	(9)	36	(45)
3.92%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/07/33	USD	10	(258)	—	(258)
3.94%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/33	USD	20	(561)	8	(569)
2.89%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/37	USD	130	10,435	2	10,433
2.68%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/22/37	USD	10	1,034	1	1,033
2.86%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/25/37	USD	7	588	—	588
3.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/38	USD	140	1,945	3	1,942
3.53%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/38	USD	10	139	38	101
3.96%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/07/38	USD	10	(338)	—	(338)
2.86%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/42	USD	125	13,350	3	13,347
2.67%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/22/42	USD	10	1,336	—	1,336
2.84%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/25/42	USD	10	1,112	—	1,112
3.48%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/30/42	USD	5	120	1	119
3.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/43	USD	140	4,000	4	3,996
3.46%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/43	USD	14	386	74	312
3.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/44	USD	10	72	—	72
2.76%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/47	USD	105	14,096	3	14,093
2.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/05/47	USD	15	2,478	—	2,478
3.08%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/05/47	USD	10	827	1	826
3.11%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/17/48	USD	5	380	1	379
3.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/48	USD	130	5,737	5	5,732
3.34%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/48	USD	10	420	55	365
3.75%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/48	USD	15	(383)	7	(390)
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/49	USD	10	106	1	105
2.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/24/52	USD	3	433	—	433
2.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/52	USD	75	11,793	2	11,791

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged U.S. Aggregate Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
2.92%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/12/53	USD	10	$1,047	$—	$1,047
3.24%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/24/53	USD	10	512	—	512
3.20%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/05/53	USD	70	4,051	2	4,049
3.22%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/07/53	USD	15	822	103	719
3.69%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/07/53	USD	10	(313)	1	(314)
3.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/09/54	USD	10	132	—	132
								$108,388	$412	$107,976

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$4,916,946	$—	$—	$4,916,946
Short-Term Securities
Money Market Funds	100,000	—	—	100,000
	$5,016,946	$—	$—	$5,016,946
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$129,641	$—	$129,641
Liabilities
Interest Rate Contracts	—	(21,665)	—	(21,665)
	$—	$107,976	$—	107,976

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

3